Revenues and Net Other Income and Expenses - Summary of Revenues (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Out-licensing revenue		€ 2,399	€ 3,505
C-CathEZ sales	€ 6		35
Other revenue	0	716
Total	€ 6	€ 3,115	€ 3,540